Segmented Information - Investments In Associates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Investments in associates	$ 4,863.0	$ 3,656.3
Additions to goodwill	136.4	1,212.3
Segment assets	64,372.1	64,090.1
Segment liabilities	47,006.9	45,678.1
Operating companies | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	1,774.4	1,635.2
Additions to goodwill	3.4	934.4
Segment assets	53,284.8	53,037.2
Segment liabilities	37,662.0	37,123.2
Operating companies | Northbridge | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	136.9	218.6
Additions to goodwill	0.0	1.1
Segment assets	4,205.7	4,527.2
Segment liabilities	2,706.0	2,804.6
Operating companies | Odyssey Group | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	443.2	355.7
Additions to goodwill	0.0	0.0
Segment assets	12,077.8	11,316.1
Segment liabilities	7,887.7	7,248.4
Operating companies | Crum & Forster | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	260.6	263.2
Additions to goodwill	0.0	0.0
Segment assets	6,217.4	6,290.6
Segment liabilities	4,617.9	4,651.1
Operating companies | Zenith National | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	149.3	162.9
Additions to goodwill	0.0	0.0
Segment assets	2,543.0	2,586.8
Segment liabilities	1,612.8	1,653.8
Operating companies | Brit | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	266.9	231.4
Additions to goodwill	0.0	0.0
Segment assets	7,543.4	7,480.1
Segment liabilities	5,947.6	5,930.1
Operating companies | Allied World | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	310.0	210.5
Additions to goodwill	0.0	937.9
Segment assets	14,530.7	14,584.4
Segment liabilities	10,911.7	10,937.2
Operating companies | Fairfax Asia | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	91.6	100.9
Additions to goodwill	(0.3)	(24.2)
Segment assets	1,813.4	1,930.7
Segment liabilities	692.4	674.5
Operating companies | Other | Insurance and Reinsurance
Disclosure of operating segments [line items]
Investments in associates	115.9	92.0
Additions to goodwill	3.7	19.6
Segment assets	4,353.4	4,321.3
Segment liabilities	3,285.9	3,223.5
Reportable segments | Runoff
Disclosure of operating segments [line items]
Investments in associates	273.4	252.0
Additions to goodwill	0.0	0.0
Segment assets	5,529.1	5,207.2
Segment liabilities	3,934.3	3,456.5
Reportable segments | Other
Disclosure of operating segments [line items]
Investments in associates	2,523.3	1,250.8
Additions to goodwill	133.0	277.9
Segment assets	9,424.7	8,684.0
Segment liabilities	3,361.2	3,245.8
Corporate and Other and eliminations and adjustments
Disclosure of operating segments [line items]
Investments in associates	291.9	518.3
Additions to goodwill	0.0	0.0
Segment assets	(3,866.5)	(2,838.3)
Segment liabilities	$ 2,049.4	$ 1,852.6